ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

YIREN DIGITAL LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022

(Amounts in thousands, except for share and per share data, or otherwise noted)

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

Yiren Digital Ltd. (the “Company” or “Yiren Digital” or the “Parent Company”) was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited (“CreditEase”). The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries (collectively referred to as the “Group”) have been operating one of China’s largest digital personal financial management platforms by leveraging technology to seamlessly deliver holistic wealth solutions, to China’s mass affluent population and credit-tech solutions to individual borrowers and small business owners.

The Group started its online consumer finance marketplace business in March 2012 as a business unit under the Group’s parent company, CreditEase, which remains the Group’s parent company and controlling shareholder. CreditEase incorporated the Company in the Cayman Islands to be the Group’s holding company in September 2014.The Company established a wholly owned subsidiary in Hong Kong, YouRace Digital Holdings HK Limited (formerly known as Yiren Digital Hong Kong Limited), or YouRace HK, in October 2014, and YouRace HK further established YouRace Hengchuang Technology Development (Beijing) Co., Ltd. (formerly known as Yiren Hengye Technology Development (Beijing) Co., Ltd.), or YouRace Hengchuang, its wholly owned subsidiary in China, in January 2015. YouRace HK further established Chongqing Hengyuda Technology Co., Ltd., or Hengyuda, its wholly owned subsidiary in China, in March 2016.

As the PRC laws and regulations prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, YouRace Hengchuang and Hengyuda, entered into a series of agreements with Yiren Financial Information Service (Beijing) Co., Ltd.(“Yiren Wealth”) and CreditEase Puhui Information Consultant (Beijing) Co., Ltd. (“Creditease Puhui”) and their shareholders. Consequently, YouRace Hengchuang and Hengyuda became the primary beneficiary of Yiren Wealth and CreditEase Puhui and consolidate Yiren Wealth and CreditEase Puhui (see VIE arrangements in Note 2).

Starting from 2015, the Group began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Group’s platform through a series of arrangements among assets backed financial entities. The Group consolidated such assets backed financial entities if the Group is considered as their primary beneficiary. Refer to Note 2 for further details.

As of March 31, 2019, the business of unsecured and secured consumer lending, operated by CreditEase Puhui, CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“Huimin”) and its subsidiaries, as well as the Zhiwang wealth business operated by CreditEase Zhuoyue Wealth Investment Management (Beijing) Co., Ltd. (“Zhuoyue”) have been transferred to the Group. In May 2019, the Group also acquired Dekai Yichuang Asset Management (Shenzhen) Co., Ltd. (“Dekai Yichuang”, a consolidated VIE of CreditEase) and its subsidiaries from CreditEase to further expand its service lines.

The Group acquired, through Yiren Wealth, Hexiang Insurance Brokerage Co. Ltd. (“Hexiang Insurance”) and its shareholders and wholly owned subsidiary, in April 2020. Hexiang Insurance has been operating our insurance brokerage business since then.

On December 31, 2020, as a result of a business restructuring, the Group disposed its online consumer lending platform targeting individual investors as the funding source to CreditEase. Refer to below for further details.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES — continued

Disposal transactions

In September 2020, following recent changes in the industry and regulatory environment, the Group ceased to facilitate new loans to individual investors. The remaining outstanding loans continued to be serviced by the Company. On December 31, 2020, to further streamline its service lines and reposition itself as a comprehensive personal financial service platform, the Group completed a business restructuring with CreditEase to dispose Hengcheng Technology Development (Beijing) Co., Ltd. (“Hengcheng”), one of the Group’s VIEs to CreditEase (the “Disposal”). Hengcheng provided loan facilitation and post origination services to borrowers under the consumer credit segment and provided account management services to individual investors under the wealth segment. Hengcheng’s pre-tax (loss)/income prior to the disposal amounted to RMB(2,048) million during the year ended December 31, 2020. Prior to the Disposal, Hengcheng operated its online consumer lending platform targeting individual investors as the funding source. As part of the Disposal, all the remaining net asset associated with the disposed operations of Hengcheng mainly consisting of financial assets and contract assets associated with the completed performance obligations related to the online consumer lending platform operated by Hengcheng were disposed to CreditEase. In addition, control over continuing services activities related to the outstanding loans balances of the online consumer lending platform operated by Hengcheng were transferred to CreditEase as well. In exchange for the Disposal, CreditEase paid the Company cash consideration amounting to RMB67 million, which represented the fair value of Hengcheng at the time of Disposal determined by the Company with the assistance of a fairness opinion report provided by an independent financial advisor. The fair value was determined based on the underlying value of the assets of Hengcheng, net of the liabilities and taking into account future cash inflows and cash outflows related to the remaining operations of Hengcheng. Cash outflows are mainly related to the service activities of the outstanding loan balances that required to continue to provide, including expected operating costs related to loan collections, payment processing, labor cost and other post origination expenses. Cash inflows are related to service fee expected to be collected from the remaining outstanding loans. Subsequent to the Disposal, CreditEase also become responsible to ensure the winding-down of the outstanding loan collection activities occur in an orderly manner in accordance with the related rules and regulations. After the Disposal, by entering contracts with the Company, CreditEase has outsourced certain services to the Company relating to the servicing of the outstanding loans transferred as part of the Disposal.

The Company determined that the Disposal is not presented as discontinued operation as it’s not represent a strategic shift and the cash consideration received represents the fair value of Hengcheng at the time of Disposal and the loss related to the Disposal is substantially attributable to the existing customer vendor relationship associated to servicing the outstanding loans. Accordingly, the Company recorded the difference between the cash consideration received and the carrying value of the net assets (RMB723 million) of Hengcheng, amounting to RMB 656 million, as loss of disposal on the consolidated statements of operations.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES — continued

As of December 31, 2022, the Company’s principal subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

YouRace HK	October 8, 2014	Hong Kong	100%	Investment holding

YouRace Hengchuang	January 8, 2015	PRC	100%	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yiren Information Consulting (Beijing) Co., Ltd.(“Yiren Information”)	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Variable interest entities and its subsidiaries

Yiren Wealth	October 13, 2016	PRC		Holistic wealth solution

CreditEase Puhui	March 3, 2011	PRC		Provision of borrower acquisition and borrowers related customer maintenance services

Haijin Yichuang Financial Leasing Co., Ltd. (“Yichuang Financial Leasing”)	March 22, 2017	PRC		Provision of services for financing lease business

Hexiang Insurance	September 28, 2011	PRC		Provision of services for insurance brokerage business